INVESTMENT PROPERTIES - Schedule of Investment Properties Measured at Fair Value (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Investment properties	$ 127,235	$ 124,152
Core
Disclosure of fair value measurement of assets [line items]
Investment properties	18,620
Transitional and Development [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	22,461
LP Investments and Other [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	81,426
Other investment properties
Disclosure of fair value measurement of assets [line items]
Investment properties	$ 4,728